OMB Number: 3235-0582

Expires: May 31, 2021

Estimated average burden

hours per response…7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22808

PREDEX

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 493-4603

Date of fiscal year end: April 30th

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD:

Registrant: PREDEX
Investment Company Act file number: 811-22808					Item 1
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	Issuer's Name	Exchange Ticker Symbol	"CUSIP" #	Shareholder Meeting Date	Matter Identification	Proposal Type	Voted	Vote Cast	With/Against Management
1	Jones Lang LaSalle Income Property Trust, Inc.	ZIPIMX	48021R401	7/9/2020	Election of Directors	Mgmt	Y	For	With
2	Jones Lang LaSalle Income Property Trust, Inc.	ZIPIMX	48021R401	7/9/2020	Ratification of KPMG LLP as independent accounting firm for year ending December 31, 2020	Mgmt	Y	For	With

3	RREEF America REIT II, Inc.	n/a	none	7/23/2020	Election of Directors	Mgmt	Y	For	With
4	RREEF America REIT II, Inc.	n/a	none	7/23/2020	Charter Amendment	Mgmt	Y	For	With

5	BlackRock US Core Property Fund, L.P.	n/a	none	9/3/2020	Election of Independent Directors	Mgmt	Y	For	With

6	Invesco US Income Fund, L.P.	n/a	none	12/20/2020	Proposed Amendment to the Amended and Restated Limited Partnership Agreement	Mgmt	Y	For	With

7	Morgan Stanley Prime Property Fund, LLC	n/a	none	2/22/2021	Election of Independent Directors	Mgmt	Y	For	With

8	CBRE U.S. Core Partners, LP	n/a	none	3/19/2021	Proposed Amendment to the Amended and Restated Agreement of Limited Partnership	Mgmt	Y	For	With

9	RREEF Core Plus Industrial Fund L.P.	n/a	none	6/4/2021	Appointment of Members of the Board	Mgmt	Y	For	With

10	Prologis Targeted U.S. Logistics REIT, Inc.	n/a	none	6/7/2021	Election of Directors	Mgmt	Y	For	With

11	Jones Lang LaSalle Income Property Trust, Inc.	ZIPIMX	48021R401	6/10/2021	Election of Directors	Mgmt	Y	For	With
12	Jones Lang LaSalle Income Property Trust, Inc.	ZIPIMX	48021R401	6/10/2021	Ratification of KPMG LLP as independent accounting firm for year ending December 31, 2021	Mgmt	Y	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             PREDEX

By (Signature and Title)   /s/ J. Grayson Sanders

J. Grayson Sanders, President

Date: August 20, 2021